Going Concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Explanation of period over which management has projected cash flows	The growth rates used in the value in use calculation reflect those inherent within the Company's internal forecast, which is primarily a function of the future assumptions, past performance and management's expectation of future developments through fiscal 2024.
Profit/(Loss) for the year	$ (410,453)	$ (9,745)	$ 11,455
Impairment loss	(423,335)
Intangible Assets - Trademark
Statement Line Items [Line Items]
Goodwill and intangible assets	17,800
Intangible Assets - Content
Statement Line Items [Line Items]
Goodwill and intangible assets	$ 405,535